Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($)
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	RBB Fund Trust
Entity Central Index Key	0001618627
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
First Eagle Global Equity ETF
Shareholder Report [Line Items]
Fund Name	First Eagle Global Equity ETF
Class Name	First Eagle Global Equity ETF
Trading Symbol	FEGE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Eagle Global Equity ETF (the “Fund”) for the period of December 19, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.firsteagle.com/funds/global-equity-etf. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	www.firsteagle.com/funds/global-equity-etf
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PERIOD FROM DECEMBER 19, 2024 TO FEBRUARY 2025**?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment**	Costs paid as a percentage of a $10,000 investment*
First Eagle Global Equity ETF	$10	0.50%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.50%
Updated Performance Information Location [Text Block]	Visit www.firsteagle.com/funds/global-equity-etf for more recent performance information.
Net Assets	$ 95,288,391
Holdings Count	80
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$95,288,391
Number of Holdings	80
Portfolio Turnover	4%

Holdings [Text Block]

Top Holdings	(% of Net Assets)
Meta Platforms, Inc. - Class A	3.7%
Oracle Corp.	3.4%
Philip Morris International, Inc.	3.2%
Alphabet, Inc. - Class C	2.8%
British American Tobacco PLC	2.3%
HCA Healthcare, Inc.	2.2%
Samsung Electronics Co. Ltd.	2.2%
Cie Financiere Richemont SA	2.2%
Wheaton Precious Metals Corp.	2.2%
Elevance Health, Inc.	2.2%

Top Sectors	(% of Net Assets)
Consumer Staples	17.4%
Financials	13.2%
Health Care	11.8%
Industrials	11.5%
Information Technology	10.6%
Materials	9.3%
Communication Services	9.2%
Energy	7.7%
Consumer Discretionary	7.3%
Cash & Other	2.0%

Updated Prospectus Web Address	www.firsteagle.com/funds/global-equity-etf
First Eagle Overseas Equity ETF
Shareholder Report [Line Items]
Fund Name	First Eagle Overseas Equity ETF
Class Name	First Eagle Overseas Equity ETF
Trading Symbol	FEOE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Eagle Overseas Equity ETF (the “Fund”) for the period of December 19, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.firsteagle.com/funds/overseas-equity-etf. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	www.firsteagle.com/funds/overseas-equity-etf
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PERIOD FROM DECEMBER 19, 2024 TO FEBRUARY 2025**?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment**	Costs paid as a percentage of a $10,000 investment*
First Eagle Overseas Equity ETF	$10	0.50%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.50%
Updated Performance Information Location [Text Block]	Visit www.firsteagle.com/funds/overseas-equity-etf for more recent performance information.
Net Assets	$ 18,106,484
Holdings Count	66
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$18,106,484
Number of Holdings	66
Portfolio Turnover	3%

Holdings [Text Block]

Top Holdings	(% of Net Assets)
British American Tobacco PLC	4.1%
Imperial Oil Ltd.	3.8%
Shell PLC	3.5%
Cie Financiere Richemont SA	3.4%
Danone SA	2.8%
Prosus NV	2.8%
Investor AB	2.7%
Willis Towers Watson PLC	2.5%
Unilever PLC	2.5%
Samsung Electronics Co. Ltd.	2.5%

Top Sectors	(% of Net Assets)
Consumer Staples	22.9%
Industrials	16.2%
Financials	15.9%
Consumer Discretionary	13.0%
Materials	12.2%
Energy	7.3%
Information Technology	5.8%
Health Care	4.9%
Communication Services	0.7%
Cash & Other	1.1%

Updated Prospectus Web Address	www.firsteagle.com/funds/overseas-equity-etf
Longview Advantage ETF
Shareholder Report [Line Items]
Fund Name	Longview Advantage ETF
Class Name	Longview Advantage ETF
Trading Symbol	EBI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Longview Advantage ETF (the”Fund”) for the period of February 26, 2025, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://longviewresearchpartners.com/documents/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://longviewresearchpartners.com/documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PERIOD FROM FEBRUARY 26, 2025 TO FEBRUARY 28, 2025? **  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment **	Costs paid as a percentage of a $10,000 investment*
Longview Advantage ETF	$0	0.24%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.24%
Updated Performance Information Location [Text Block]	Visit https://longviewresearchpartners.com/documents/ for more recent performance information.
Net Assets	$ 439,819,098
Holdings Count	1,613
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$439,819,098
Number of Holdings	1,613
Portfolio Turnover	0%

Holdings [Text Block]

Top Sectors	(% of Net Assets)
Information Technology	7.5%
Financials	3.6%
Industrials	2.4%
Consumer Discretionary	2.2%
Health Care	2.2%
Communication Services	2.0%
Consumer Staples	1.6%
Energy	1.6%
Utilities	0.5%
Cash & Other	76.4%

Top 10 Holdings	(% of Net Assets)
Dimensional US Core Equity 2 ETF	26.5%
Dimensional US Targeted Value ETF	6.6%
John Hancock Multi-Factor Mid Cap ETF	6.0%
Avantis U.S. Small Cap Value ETF	5.3%
EA Bridgeway Omni Small-Cap Value ETF	5.1%
Dimensional US Marketwide Value ETF	3.5%
Vanguard Small-Cap ETF	3.4%
Apple, Inc.	2.4%
Dimensional US Small Cap Value ETF	2.1%
Dimensional US Equity Market ETF	2.0%

Updated Prospectus Web Address	https://longviewresearchpartners.com/documents/
Institutional Class
Shareholder Report [Line Items]
Fund Name	P/E Global Enhanced International Fund
Class Name	Institutional Class
Trading Symbol	PEIEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the P/E Global Enhanced International Fund (the “Fund”) for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.peglobalenhancedinternationalfund.com/. You can also request this information by contacting us at 1-855-610-4766.
Additional Information Phone Number	1-855-610-4766
Additional Information Website	https://www.peglobalenhancedinternationalfund.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$49	1.00%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	1.00%
Net Assets	$ 30,719,922
Holdings Count	16
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$30,719,922
Number of Holdings	16
Portfolio Turnover (excludes derivatives)	0%

Holdings [Text Block]

Top 10 Holdings	(% of net assets)
United States Treasury Bill	84.2%
MSCI EAFE Index	3.8%
Euro/US Dollar Cross Currency Rate	1.7%
Australian Dollar/US Dollar Cross Currency Rate	0.0%
Swiss Franc/US Dollar Cross Currency Rate	0.3%
Japanese Yen/US Dollar Cross Currency Rate	0.1%
British Pound/US Dollar Cross Currency Rate	0.0%
New Zealand Dollar/US Dollar Cross Currency Rate	0.0%
US Dollar/Norwegian Krone Cross Currency Rate	0.0%
Mexican Peso/US Dollar Cross Currency Rate	0.0%

Top Sectors	(% of net assets)
Cash & Other	100.0%

Updated Prospectus Web Address	https://www.peglobalenhancedinternationalfund.com/
Institutional Class
Shareholder Report [Line Items]
Fund Name	Penn Capital Short Duration High Income Fund
Class Name	Institutional Class
Trading Symbol	PSHNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Penn Capital Short Duration High Income Fund (the “Fund”) for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://penncapital.com/mutual-funds. You can also request this information by contacting us at 1-844-302-7366.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-302-7366
Additional Information Website	https://penncapital.com/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$27	0.54%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.54%
Material Change Date	Nov. 07, 2024
Updated Performance Information Location [Text Block]	Visit https://penncapital.com/mutual-funds for more recent performance information.
Net Assets	$ 15,426,314
Holdings Count	85
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$15,426,314
Number of Holdings	85
Portfolio Turnover	29%

Holdings [Text Block]

Top 10 Holdings	(% of Net Assets)
CCO Holdings LLC / CCO Holdings Capital Corp.	2.9%
American Airlines, Inc.	2.7%
Navient Corp.	2.3%
Harvest Midstream I LP	2.2%
OneMain Finance Corp.	2.2%
Cogent Communications Group LLC	2.0%
Crown Cork & Seal Co., Inc.	2.0%
Acadian Asset Management, Inc.	1.9%
Nexstar Media, Inc.	1.9%
OneMain Finance Corp.	1.9%

Top Sectors	(% of Net Assets)
Consumer Discretionary	19.7%
Communications	17.4%
Financials	15.9%
Energy	15.6%
Materials	9.0%
Industrials	6.5%
Health Care	5.8%
Consumer Staples	3.5%
Utilities	2.1%
Cash & Other	4.5%

Material Fund Change [Text Block]	Material Fund Changes: Effective November 7, 2024, shareholders of the Fund approved a new advisory agreement.
Updated Prospectus Web Address	https://penncapital.com/mutual-funds
Institutional Class
Shareholder Report [Line Items]
Fund Name	Penn Capital Special Situations Small Cap Equity Fund
Class Name	Institutional Class
Trading Symbol	PSCNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Penn Capital Special Situations Small Cap Equity Fund (the “Fund”) for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://penncapital.com/mutual-funds. You can also request this information by contacting us at 1-844-302-7366
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-302-7366
Additional Information Website	https://penncapital.com/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$55	1.09%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.09%
Material Change Date	Nov. 30, 2024
Updated Performance Information Location [Text Block]	Visit https://penncapital.com/mutual-funds for more recent performance information.
Net Assets	$ 56,798,042
Holdings Count	82
Investment Company, Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$56,798,042
Number of Holdings	82
Portfolio Turnover	46%

Holdings [Text Block]

Top 10 Holdings	(% of Net Assets)
Alphatec Holdings, Inc.	2.1%
BGC Group, Inc. - Class A	2.1%
Golden Entertainment, Inc.	2.0%
Chart Industries, Inc.	2.0%
Ameris Bancorp	2.0%
Newmark Group, Inc. - Class A	2.0%
First Watch Restaurant Group, Inc.	1.9%
Waystar Holding Corp.	1.9%
Carpenter Technology Corp.	1.8%
Kyndryl Holdings, Inc.	1.7%

Top Sectors	(% of Net Assets)
Financials	16.9%
Consumer Discretionary	13.9%
Industrials	13.4%
Health Care	12.2%
Information Technology	11.5%
Energy	9.6%
Materials	6.1%
Real Estate	5.7%
Communication Services	5.4%
Cash & Other	5.3%

Material Fund Change [Text Block]
Material Fund Changes:
Effective November 30, 2024, The RBB Fund Trust entered into an amended Interim Advisory Agreement (“Interim Advisory Agreement”) with Penn Capital Management, LLC (“Penn Capital”) with respect to the Fund. Pursuant to the amended Interim Advisory Agreement, Penn Capital did not receive any fees for its management of the Fund between November 30, 2024 until shareholders of the Fund approved the new advisory agreement on January 14, 2025
Updated Prospectus Web Address	https://penncapital.com/mutual-funds
Torray Fund
Shareholder Report [Line Items]
Fund Name	The Torray Fund
Class Name	The Torray Fund
Trading Symbol	TORYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Torray Fund (the “Fund”) for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.torray.com/literature/. You can also request this information by contacting us at 1-800-626-9769.
Additional Information Phone Number	1-800-626-9769
Additional Information Website	https://funds.torray.com/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
The Torray Fund	$47	0.95%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE LAST SIX MONTHS AND WHAT AFFECTED ITS PERFORMANCE?
In the six months ending February 28, 2025 the Fund returned 0.90%, compared to 4.04% for the Morningstar US Large-Mid Cap Broad Value Index. Fund performance was led by strength in Health Care and Financials sectors, and offset by weakness in Information Technology, Consumer Discretionary and Industrials sectors. At the holding level the greatest contributors to performance were Fiserv, Inc., American Express Company, Royalty Pharma PLC - Class A, JPMorgan Chase & Co., and Berkshire Hathaway Inc. - Class B. The greatest detractors to performance were Lennar Corporation Class B, General Dynamics Corporation, UnitedHealth Group Incorporated, Applied Materials, Inc., and Texas Instruments Incorporated.
Since our last report in August 2024, we have sold Honeywell International Inc. (HON) and Millrose Properties Inc. Class A (MRP) while initiating positions in Amgen, Inc. (AMGN) and Hewlett Packard Enterprise Co. (HPE). We had patiently waited four years for HON management to rationalize its underperforming units, which have hindered performance of the business and diluted potential shareholder returns. Lennar Corporation (LEN) spun off MRP to operate as an independent land bank for LEN and other home builders. We didn’t want direct exposure to this aspect of the home-building industry so we liquidated the position.
AMGN is a large biotechnology company whose franchise products drive strong cash flow and shareholder returns. We believe the company is developing therapies that can restart growth and improve the modest valuation of its shares. HPE is a leading supplier of IT infrastructure hardware, and we think is well-positioned to benefit from the growing market for AI and traditional servers, particularly in the enterprise market for hybrid cloud services. In our opinion, the proposed acquisition of Juniper Networks, Inc. will bring scale in networking with higher margins, improving firm capabilities and profitability.
We noted in our last report that equity valuations were extended, particularly for companies thought to benefit from the growth of artificial intelligence.  Investors are reassessing expectations for a broad spectrum of companies, and many are experiencing price corrections. The Fund is not immune to this, but we continue to like the long-term prospects for our holdings which we feel are now more reasonably valued.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
The Torray Fund (without sales charge)	10.57	12.28	7.69
S&P 500 TR	18.41	16.85	12.98
Morningstar US Large-Mid Cap Broad Value TR USD	16.99	14.49	10.77

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 346,178,392
Holdings Count	26
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$346,178,392
Number of Holdings	26
Portfolio Turnover	7%

Holdings [Text Block]

Top 10 Holdings	(% of Net Assets)
Berkshire Hathaway, Inc.	6.6%
Marsh & McLennan Cos., Inc.	5.2%
Johnson & Johnson	5.0%
Fiserv, Inc.	5.0%
Alphabet, Inc.	4.9%
Royalty Pharma PLC	4.9%
American Express Co.	4.8%
JPMorgan Chase & Co.	4.5%
W R Berkley Corp.	4.4%
Chubb Limited	4.3%

Top Sectors*	(% of Net Assets)
Financials	34.8%
Health Care	16.4%
Information Technology	15.2%
Energy	10.5%
Consumer Discretionary	10.2%
Industrials	7.5%
Communication Services	4.9%
Cash & Other	0.5%

Updated Prospectus Web Address	https://funds.torray.com/literature/
Tweedy, Browne Insider + Value ETF
Shareholder Report [Line Items]
Fund Name	Tweedy, Browne Insider + Value ETF
Class Name	Tweedy, Browne Insider + Value ETF
Trading Symbol	COPY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tweedy, Browne Insider + Value ETF (the “Fund”) for the period of December 26, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.tweedyetfs.com/etf-overview/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	http://www.tweedyetfs.com/etf-overview/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PERIOD DECEMBER 26, 2024, TO FEBRUARY 28, 2025**? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment**	Costs paid as a percentage of a $10,000 investment*
Tweedy, Browne Insider + Value ETF	$15	0.80%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE PERIOD AND WHAT AFFEECTED ITS PERFORMANCE?
Market Overview
The Tweedy, Browne Insider + Value ETF, which utilizes a factor-driven investment approach combining insider purchase data and value-oriented metrics across multiple geographies and market capitalizations, began trading on December 27, 2024 (“inception”). From inception through February 28, 2025, global equity markets has flipped, as previously ascendant U.S. equities began correcting while international markets surged, particularly in Europe.
What impacted performance during the period?
In this volatile market environment, the Tweedy, Browne Insider + Value ETF made considerable financial progress and outperformed its benchmark, the MSCI World Index (the “Index”), in U.S. dollars. Since its inception through the end of its semi-annual reporting period on February 28, 2025, the Fund has produced a return of 3.58% net of fees versus a return of 0.88% for the Index.

The Fund’s performance was largely due to the Fund’s strategy of coat-tailing the purchase behavior of knowledgeable insiders, its resulting overweight position in non-U.S. equities, and its value-oriented approach to investment. In addition, many of the Fund’s European equities surged partly due to the prospect of an end to the Russia-Ukraine war and an improvement in sentiment regarding the continent’s prospects for economic growth, due in part to German and EU stimulus plans. Strong results from a number of the Fund’s financial, materials, and consumer discretionary holdings contributed to the Fund’s overall return. Solid returns in Asia and emerging markets also contributed to the Fund’s performance for the period.

In contrast, the Fund’s performance was held back in part by the results of its North American equities, and its oil & gas, healthcare, and information technology holdings.

Top Contributors
↑	Banco Santander
↑	Dundee Precious Metals
↑	BAWAG Group AG
↑	CVS Health Corp
↑	Stonex Group

Top Detractors
↓	Embecta Corp
↓	Magellan Financial
↓	Lamb Weston Holdings
↓	Residio Technologies
↓	Bread Financial Holdings

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (12/26/2024)
Tweedy, Browne Insider + Value ETF NAV	3.58
MSCI THE WORLD INDEX Net (USD)	0.88

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit http://www.tweedyetfs.com/etf-overview/ for more recent performance information.
Net Assets	$ 16,469,213
Holdings Count	172
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$16,469,213
Number of Holdings	172
Portfolio Turnover	6%

Holdings [Text Block]

Top 10 Issuers	(% of net assets)
BAWAG Group AG	1.3%
StoneX Group, Inc.	1.1%
Burberry Group PLC	1.1%
Erste Group Bank AG	1.0%
Securitas AB	0.9%
Dundee Precious Metals, Inc.	0.9%
HCI Group, Inc.	0.9%
Fifth Third Bancorp	0.9%
KT Corp.	0.9%
Beazley PLC	0.9%

Top Sectors	(% of net assets)
Financials	30.5%
Consumer Discretionary	15.2%
Energy	12.6%
Industrials	10.8%
Materials	9.9%
Consumer Staples	5.4%
Communication Services	5.3%
Health Care	3.3%
Information Technology	2.7%
Cash & Other	4.3%

Updated Prospectus Web Address	http://www.tweedyetfs.com/etf-overview/